Schedule of prepaid expenses and other current assets (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Security deposits	$ 300,000	$ 300,000
Prepaid income sharing		109,317
Prepaid expenses	41,105	52,075
VAT receivable		16,348
Total	341,105	477,740
Less: allowance for credit losses
Prepaid expenses and other current assets, net	$ 341,105	$ 477,740